INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2025
Investment property [abstract]
Schedule of Roll Forward of Investment Property Balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2025 and the year ended December 31, 2024:

	Six months ended Jun. 30, 2025			Year ended Dec. 31, 2024
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$60,093	$1,985	$62,078	$77,699	$5,216	$82,915
Changes resulting from:
Property acquisitions	1,565	130	1,695	7,775	235	8,010
Capital expenditures	330	184	514	832	1,302	2,134
Property dispositions(1)	(1,505)	—	(1,505)	(1,602)	—	(1,602)
Fair value (losses) gains, net	(276)	42	(234)	(883)	377	(506)
Foreign currency translation	1,125	110	1,235	(1,351)	(40)	(1,391)
Transfer between commercial properties and commercial developments	3	(3)	—	445	(445)	—
Deconsolidation of India REIT(2)	(3,485)	(128)	(3,613)	—	—	—
Reclassification to assets held for sale and other changes	(1,515)	(4)	(1,519)	(2,601)	(14)	(2,615)
Reclassification of BSREP IV investments to assets held for sale(3)	—	—	—	(20,221)	(4,646)	(24,867)
Balance, end of period(4)	$56,335	$2,316	$58,651	$60,093	$1,985	$62,078
(1)Property dispositions represent the fair value on date of sale.
(2)During the current period, the partnership sold a partial interest in Brookfield India Real Estate Trust (“India REIT”), resulting in a loss of control and deconsolidation of this investment. The partnership’s retained interest is now accounted for under the equity method (“Deconsolidation of India REIT”).
(3)See Note 28, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.
(4)Includes right-of-use assets related to commercial properties and commercial developments of $725 million and $24 million, respectively, as of June 30, 2025 (December 31, 2024 - $705 million and $22 million). Current lease liabilities of $27 million (December 31, 2024 - $29 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $722 million (December 31, 2024 - $695 million) have been included in other non-current liabilities.

Schedule of Key Valuation Metrics for Investment Properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables on a weighted-average basis:

		Jun. 30, 2025			Dec. 31, 2024
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Office(1)	Discounted cash flow	6.9%	5.6%	11	7.0%	5.6%	11
Retail(2)	Discounted cash flow	7.1%	5.4%	10	7.1%	5.4%	10
LP Investments(3)(4)	Discounted cash flow	9.5%	5.9%	8	9.6%	6.7%	8
(1)Included in the partnership's total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.8% (December 31, 2024 - 6.7%).
(2)Included in the partnership's total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2% (December 31, 2024 - 6.2%)
(3)The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. At June 30, 2025, the overall implied capitalization rate used for properties using the direct capitalization method was 4.7% (December 31, 2024 - 4.9%) except for certain recently acquired multifamily investments valued using the discounted cash flow method.
(4)The change since December 31, 2024 reflects the partnership’s sale of a partial interest in India REIT, resulting in a loss of control and deconsolidation of this investment. The partnership’s retained interest is now accounted for under the equity method.

Schedule of Investment Properties Measured at Fair Value
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(h) in the consolidated financial statements as of December 31, 2024:

	Jun. 30, 2025				Dec. 31, 2024
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$18,341	$1,417	$—	$—	$18,360	$1,230
Retail	—	—	18,945	87	—	—	18,939	78
LP Investments	—	—	19,049	812	—	—	22,794	677
Total	$—	$—	$56,335	$2,316	$—	$—	$60,093	$1,985
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2025 and December 31, 2024:

	Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,508	$139	$2,987	$189
Acquisitions	174	—	288	1
Dispositions	(50)	(4)	(100)	—
Fair value losses, net and OCI	(84)	(46)	(159)	(61)
Reclassification of BSREP IV investments to assets held for sale	—	—	(52)	—
Other	—	—	(456)	10
Balance, end of period	$2,548	$89	$2,508	$139

Schedule of Sensitivity Analysis
The following table presents a sensitivity analysis to the impact of a 25-basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties as of June 30, 2025, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Jun. 30, 2025
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Office	$384	$578	$952
Retail	364	579	931
LP Investments(1)	287	547	936
Total	$1,035	$1,704	$2,819
(1)     Excludes recently acquired multifamily investments temporarily valued using the discounted cash flow method. The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. The impact of the sensitivity analysis on the discount rate includes properties valued using the discounted cash flow method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.